Organization and nature of business	6 Months Ended
Mar. 31, 2023
Organization and nature of business
Organization and nature of business

Note 1 – Organization and nature of business

CN ENERGY GROUP. INC. (“CN Energy”) is a holding company incorporated under the laws of the British Virgin Islands on November 23, 2018. CN Energy, through its subsidiaries (collectively, the “Company”), manufactures and supplies wood-based activated carbon that is primarily used in pharmaceutical manufacturing, industrial manufacturing, water purification, environmental protection, and food and beverage production (“Activated Carbon Production”), and produces of biomass electricity generated in the process of producing activated carbon (“Biomass Electricity Production”).

Reorganization

In connection with its initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved: (1) the incorporation of CN Energy, a British Virgin Islands holding company; (2) the incorporation of Clean Energy Holdings Limited (“Energy Holdings”), a Hong Kong holding company; (3) the incorporation of Zhejiang CN Energy Technology Development Co., Ltd. (“Zhejiang CN Energy”) and Manzhouli CN Energy Industrial Co., Ltd. (“Manzhouli CN Energy”), two new wholly foreign-owned enterprises (the “WFOEs,” and each a “WFOE”) formed by Energy Holdings under the laws of the People’s Republic of China (“China” or the “PRC”); (4) the incorporation of Manzhouli CN Energy Technology Co., Ltd. (“Manzhouli CN Technology”), a PRC company, of which 90% of the equity interests are owned by Manzhouli CN Energy, and the remaining 10% by Zhejiang CN Energy; (5) the incorporation of CN Energy Industrial Development Co., Ltd. (“CN Energy Development”), a PRC company, of which 70% of the equity interests are owned by Manzhouli CN Technology and the remaining 30% by Zhejiang CN Energy; (6) the acquisition of 100% of the equity interests of Greater Khingan Range Forasen Energy Technology Co., Ltd. (“Khingan Forasen”) by CN Energy Development; and (7) the issuance of 10,000,000 ordinary shares of CN Energy to the original shareholders of Khingan Forasen. In relation to the Reorganization, a series of agreements were signed among CN Energy, the original shareholders of Khingan Forasen, CN Energy Development, and offshore holding companies controlled by the original shareholders of Khingan Forasen on August 12, 2019 and August 28, 2019.

In accordance with Accounting Standards Codification (“ASC”) 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same shareholders controlled all these entities prior to the Reorganization. The consolidation of CN Energy and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period. By eliminating the effects of intra-entity transactions in determining the results of operations for the period before the Reorganization, those results will be on substantially the same basis as the results of operations for the period after the date of Reorganization.

The effects of intra-entity transactions on current assets, current liabilities, revenue, and cost of sales for periods presented and on retained earnings at the beginning of the periods presented are eliminated to the extent possible. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information.

In May and June 2021, the Company conducted another reorganization in order to simplify its corporate structure and make use of supportive government policies. The reorganization consisted of (i) the transfer of 60% of the equity interests in CN Energy Development from Manzhouli CN Technology to Zhejiang CN Energy, (ii) the transfer of 100% of the equity interests in Manzhouli Zhongxing Energy Technology Co., Ltd. (“Zhongxing Energy”) from Khingan Forasen to CN Energy Development, (iii) the transfer of 100% of the equity interests in Hangzhou Forasen Technology Co., Ltd. (“Hangzhou Forasen”) from Khingan Forasen to CN Energy Development, and (iv) the formation of Zhejiang CN Energy New Material Co., Ltd. (“Zhejiang New Material”), a PRC company wholly owned by CN Energy Development.

Reorganization (Continued)

CN Energy, the ultimate holding company, currently owns 100% of the equity interests of CN Energy Development, which in turn owns 100% of the equity interests of Khingan Forasen, Hangzhou Forasen, Zhongxing Energy, and Zhejiang New Material.

On March 31, 2022, CN Energy USA Inc (“CN Energy USA”) was incorporated under the laws of the State of Delaware, the United States of America. CN Energy owns 100% of the equity interests in CN Energy USA.

On April 8, 2022, Zhoushan Xinyue Trading Co., Ltd (“Zhoushan Trading”) was incorporated under the laws of the PRC. Hangzhou Forasen owns 100% of the equity interests in Zhoushan Trading.

On April 13, 2022, Ningbo Nadoutong Trading Co., Ltd (“Ningbo Trading”) was incorporated under the laws of the PRC. CN Energy Development owns 100% of the equity interests in Ningbo Trading.

On October 11, 2022, Zhejiang Yongfeng New Material Technology Co., Ltd. (“Zhejiang Yongfeng New Material”) was incorporated under the laws of the PRC. Hangzhou Forasen owns 100% of the equity interests in Zhejiang Yongfeng New Material.

On November 11, 2022, CN Energy completed an acquisition of MZ Mining International Co., Ltd (“MZ HK”), a Hong Kong company that wholly owns MZ Pintai Mining (Zhejiang) Co., Ltd (“MZ Pintai”), which is a Chinese company that wholly owns Yunnan Yuemu Agriculture and Forestry Technology Co., Ltd (“Yunnan Yuemu”), pursuant to an equity transfer agreement (the “Equity Transfer Agreement”) dated September 30, 2022 with Shenzhen Xiangfeng Trading Co., Ltd. (the “Seller”). The Seller is independent from all directors and officers of CN Energy, and the Company itself. Pursuant to the Equity Transfer Agreement, the Seller first transferred 100% of its equity interests in Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Seller, to Yunnan Yuemu, and the Seller then sold and transferred, and CN Energy purchased and acquired, 100% of its equity interests in MZ HK for a consideration of $17,706,575.88 and the issuance of 8,819,520 Class A ordinary shares of CN Energy, having a value of $18,373,771, delivered to the Seller and its designees.

Currently, CN Energy has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, the British Virgin Islands, and the State of Delaware. Details of the subsidiaries of CN Energy are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding company
Energy Holdings	August 29, 2013	Hong Kong, China	100%	Holding company
Zhejiang CN Energy	January 14, 2019	Zhejiang, China	100%	Holding company
Manzhouli CN Energy	January 24, 2019	Inner Mongolia, China	100%	Holding company
Manzhouli CN Technology	June 10, 2019	Inner Mongolia, China	100%	Holding company
CN Energy Development	April 18, 2019	Zhejiang, China	100%	Holding company
Khingan Forasen	March 5, 2009	Heilongjiang, China	100%	Produces and distributes activated carbon and biomass electricity
Hangzhou Forasen	March 16, 2006	Zhejiang, China	100%	Distributes activated carbon products
Zhongxing Energy	May 21, 2018	Inner Mongolia, China	100%	Produce activated carbon and steam for heating
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Produce and sell wading activated carbon in the future
CN Energy USA	March 31, 2022	Delaware, U.S.	100%	Investment, consultation and trading, inactive.
Zhoushan Trading	April 8, 2022	Zhejiang, China	100%	Trading.
Ningbo Trading	April 13, 2022	Zhejiang, China	100%	Trading.
Zhejiang Yongfeng New Material	October 11, 2022	Zhejiang, China	100%	Trading.
MZ HK	December 6, 2018	Hong Kong, China	100%	Holding company
MZ Pintai	January 22, 2019	Zhejiang, China	100%	Holding company
Yunnan Yuemu	September 2, 2022	Yunnan, China	100%	Holding company
Yunnan Honghao	May 6, 2013	Yunnan, China	100%	Forestry project investment and development
Zhejiang Yongfeng	October 11, 2022	Zhejiang, China	100%	Holding company